Cash and due from banks and inter-bank funds - Additional information (Detail) - PEN (S/)	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Foreign currency accrued interest percentage	0.01%	1.25%
Repurchase obligations	S/ 520,000,000	S/ 1,205,200,000
National currency interest rate on inter-bank funds assets	0.25%	2.26%
National currency interest rate on inter-bank funds liabilities		2.25%
Foreign currency interest rate on inter-bank funds liabilities	0.25%	1.75%
Local currency accrued interest percentage	0.25%